Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity [Line Items]
VIEs established to develop real estate for rental, land	¥ 135,677	¥ 135,677
Current portion of long-term debt	1,013	62,257
Long-term debt	59,288	20,701
Land and buildings pledged to long-term debt	¥ 243,769	¥ 247,114